Basis of Presentation - Impact of adopting ASC 326 (Details) - USD ($)	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jul. 01, 2023	Jun. 30, 2023
Assets:
Loans, net					$ 197,713,756
Loans, net	$ 176,155,458	$ 183,447,633
Deferred income taxes, net	510,585	580,340			486,916
Liabilities:
Reserve for credit losses on unfunded commitments (included in other liabilities)	1,642,056	1,797,116	$ 2,025,000
Total equity:	$ 31,587,247	31,294,784	31,457,381		31,279,518
Accounting Standards Update 2016-13
Assets:
Loans, net					197,713,756,000
Deferred income taxes, net					486,916,000
Liabilities:
Reserve for credit losses on unfunded commitments (included in other liabilities)					(175,000)
Total equity:		133,375	$ 133,375		$ 31,279,518,000
Cumulative effect of accounting change
Assets:
Loans, net				$ 175,000,000
Deferred income taxes, net				(34,923,000)
Liabilities:
Total equity:				133,375,000
Cumulative effect of accounting change | Unfunded loan commitments
Liabilities:
Reserve for credit losses on unfunded commitments (included in other liabilities)				(6,702,000)
Cumulative effect of accounting change | Accounting Standards Update 2016-13
Assets:
Deferred income taxes, net		36,750
Liabilities:
Reserve for credit losses on unfunded commitments (included in other liabilities)		175,000
Total equity:		133,375
Cumulative effect of accounting change | Accounting Standards Update 2016-13 | Unfunded loan commitments
Assets:
Deferred income taxes, net		1,827
Liabilities:
Reserve for credit losses on unfunded commitments (included in other liabilities)		$ 6,702
Cumulative Effect, Period of Adoption, Adjusted Balance [Member]
Assets:
Loans, net				197,888,756,000
Deferred income taxes, net				451,993,000
Liabilities:
Total equity:				31,412,893,000
Cumulative Effect, Period of Adoption, Adjusted Balance [Member] | Unfunded loan commitments
Liabilities:
Reserve for credit losses on unfunded commitments (included in other liabilities)				$ (6,702,000)